Operating Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Operating Leases
Note 20. Operating Leases
The Company leases office and data center facilities under operating lease agreements. Some of the Company’s leases include one or more options to renew. For a majority of our leases, we do not assume renewals in our determination of the lease term as the renewals are not deemed to be reasonably assured. The Company’s lease agreements generally do not contain any material residual value guarantees or material restrictive covenants. As of December 31, 2022, the Company’s lease agreements typically have terms not exceeding five years.
Payments under the Company’s lease arrangements may be fixed or variable, and variable lease payments primarily represent costs related to common area maintenance and utilities. The components of lease expense are as follows for the year ended December 31, 2022 (in thousands):

Year Ended December 31,
2022
Operating lease cost	$5,722
Short term lease cost	444
Variable lease cost	265
Sublease income	(1,406)

Total lease cost	$5,025

Other information related to leases for the year ended December 31, 2022 are as follows (in thousands):

Year Ended December 31,
2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,395
Right-of-use assets obtained in exchange for new operating lease liabilities	46
Weighted-average remaining lease term (in years):
Operating leases	2.3
Weighted-average discount rate:
Operating leases	1.3%
The Company calculated the weighted-average discount rates using incremental borrowing rates, which equal the rates of interest that it would pay to borrow funds on a fully collateralized basis over a similar term.
As of December 31, 2022, the maturity of lease liabilities are as follows (in thousands):

(in thousands)
2023	$3,526
2024	2,192
2025	885
2026	232
2027	—
Thereafter	—
Total minimum lease payments	6,835
Less: Imputed interest	(89)

Present value of lease liabilities	$6,746

In fiscal year 2022, the Company undertook a review of its property portfolio in light of post-COVID-19
pandemic working patterns and trends. Given the shift towards flexible working, whereby employees are spending less time in the office, the Company targeted office space as a cost-savings opportunity for the consolidated group. As a result, the Company terminated a number of leases during the year-ended December 31, 2022.

During the year ended December 31, 2022, the Company terminated five leases
. The impact of the lease terminations was as follows (in thousands):

Year Ended December 31,
2022
Lease termination fees	$2,045
Right-of-use assets derecognized upon lease termination	4,628
Lease liabilities derecognized upon lease termination	5,267
Gain recognized upon lease termination	642
In addition to the lease terminations, in the third quarter, the Company decided to abandon a portion of a lease before the end of the lease term. The Company abandoned the portion of the impacted lease by September 30, 2022, resulting in the right-of-use
asset allocated to the abandoned portion being amortized to its salvage value of zero. The amount of accelerated amortization recognized in the consolidated statement of operations for the year ended December 31, 2022, was $0.3 million
.
The lease termination fees, gain upon lease termination and accelerated amortization from the lease abandonment are allocated and recorded in cost of revenue, sales and marketing, research and development and general and administrative on the consolidated statement of operations for the year ended December 31, 2022.
Disclosures Related to Periods Prior to Adoption of ASC 842
Total rent expense related to operating leases for the years ended December 31, 2021, and 2020 was $5.1 million and $2.9 million, respectively. Sublease income was $2.2 million
and $1.3

million
for the years ended December 31, 2021 and 2020, respectively.
As of December 31, 2021, future minimum rental payments under noncancelable operating leases are as follows (in thousands):

(in thousands)
2022	$6,870
2023	5,757
2024	4,466
2025	1,366
2026	—
Thereafter	—

Total	$18,459